EARNINGS PER SHARE - Narrative (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Earnings per share [abstract]
Share capital authorized	$ 600,000,000	$ 600,000,000
Share capital authorized (in shares)	600,000,000	600,000,000
Share capital, par value (in USD per share)	$ 1.00	$ 1.00
Number of shares issued and fully paid (in shares)	222,622,889	222,622,889